INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

25. INCOME TAXES

The following table reconciles the expected income taxes at the Canadian statutory income tax rates to the amounts recognized in the statements of comprehensive loss for the years ended December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before income taxes	$16,202,972	$8,015,813	$11,095,507
Canadian statutory rates		27%	27%
Expected income tax recovery	4,196,600	2,164,000	2,996,000
Impact of different foreign statutory tax rates	34,900	-	-
Non-deductible items	116,400	(687,000)	(2,043,000)
Share issue costs	887,600	-	-
Adjustments to prior years provision versus statutory tax returns	376,500	189,000	(388,000)
Differences between prior year provision and final tax return	(206,000)	(535,000)	(18,000)
Change in deferred tax asset not recognized	(5,406,000)	(1,131,000)	(547,000)
Income tax	$-	$-	$-

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

25. INCOME TAXES (CONT’D)

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	December 31, 2021	December 31, 2020	December 31, 2019
Deferred income tax assets (liabilities):
Share issuance costs	$728,000	$30,000	$-
Non-capital losses	7,043,000	3,656,000	2,439,000
Property and equipment	449,000	457,000	581,000
Capital gain reserve	74,000	-	-
Scientific Research and Experimental Development	291,000	57,000	49,000
Total deferred income tax assets	$8,585,000	$4,200,000	$3,069,000
Deferred income tax not recognized	(8,585,000)	(4,200,000)	(3,069,000)
Net deferred tax assets	$-	$-	$-

The Company has non-capital loss carry forward of approximately $25,487,000 which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the years 2036 to 2040.